Condensed financial information of the parent company - Schedule of CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 96,488	$ 96,154
Prepayments and other current assets	90,874	122,242
Total current assets	334,021	363,680
Total assets	463,011	493,297
Current liabilities:
Accrued liabilities and other current liabilities	43,406	64,240
Preferred shares forward contract liabilities		40,344
Convertible preferred shares	68,113
Non-current liabilities:
Other non-current liabilities	9,055	9,707
Total liabilities	196,757	145,110
Shareholders' equity:
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	816,363	653,860
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(57,456)	(43,879)
Accumulated deficit	(450,490)	(219,631)
Total shareholders' equity	266,254	348,187	$ 607,666	$ 542,482
Total liabilities and shareholders' equity	463,011	493,297
Parent Company
Current assets:
Cash	13,784	6,902
Prepayments and other current assets	464	644
Total current assets	14,248	7,546
Investments in and receivables from subsidiaries	326,177	382,605
Total assets	340,425	390,151
Current liabilities:
Accrued liabilities and other current liabilities	6,058	1,104
Preferred shares forward contract liabilities		40,344
Convertible preferred shares	68,113
Non-current liabilities:
Other non-current liabilities		516
Total liabilities	74,171	41,964
Shareholders' equity:
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	816,363	653,860
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(57,456)	(43,879)
Accumulated deficit	(450,490)	(219,631)
Total shareholders' equity	266,254	348,187
Total liabilities and shareholders' equity	$ 340,425	$ 390,149